S000023615 [Member] Investment Objectives and Goals - iShares 1-3 Year International Treasury Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETFTicker: ISHGStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years.